INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

10.   INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Cost:
Computer software	5,052	3,988
License agreement	22,252	22,252
Internet domain name	—	150
Brand name	12,733	71,292
Strategic contract	—	18,199
	40,037	115,881
Accumulated amortization:
Computer software	(4,287)	(3,317)
License agreement	(5,470)	(5,470)
Internet domain name	—	(10)
Brand name	(3,131)	(7,279)
Strategic contract	—	(909)
	(12,888)	(16,985)
Impairment* :
Computer software	(525)	(581)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
	(26,909)	(26,965)
Intangible assets, net	240	71,931

*     The impairment of US$26,909 was related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019. The additional impairment of US$56 was related to the intangible assets of computer software of Loto Interactive during the year ended December 31, 2021.

10.   INTANGIBLE ASSETS, NET (continued)

Amortization expenses from continuing operations for the years ended December 31, 2019, 2020 and 2021 were approximately US$4,141, US$252 and US$5,261, respectively. Amortization expenses from discontinued operations were approximately US$83, US$66 and US$32 for the years ended December 31, 2019, 2020 and 2021, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

US$

2022	9,559
2023	9,551
2024	9,512
2025	9,511
2026	8,601
2027 and thereafter	25,197

Total	71,931